FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CREDIT RISK (Details)	12 Months Ended
Dec. 31, 2019 customer
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Number of single customer accounted for greater than ten percent of total accounts receivable	0
Percentage of total accounts receivable	10.00%
Basis period of trade accounts receivables expected loss rates	36 months
Basis period of other receivables expected loss rates	12 months